Short-term borrowings	12 Months Ended
Dec. 31, 2024
Short-Term Debt [Abstract]
Short-term borrowings	Short-term borrowings
Short-term borrowings consisted of the following:

	As of December 31,
	2023	2024
	RMB	RMB
Unsecured bank loans	1,200,000	1,360,000
As of December 31, 2023, the Group’s short-term borrowings bear an interest rate of 3.80%, 3.90% and 4.00% per annum. As of December 31, 2024, the Group’s short-term borrowings bear interest rates of 3.90% and 4.00% per annum. As of December 31, 2023 and 2024, the Group had a total line of credit in the amount of RMB1,200,000 and RMB2,000,000, of which the unused portion was nil and RMB640,000, respectively.
Short-term borrowings of RMB180,000 and nil as of December 31, 2023 and 2024, respectively, were guaranteed by Hubei ECARX, which is a related party of the Group after the Restructuring as disclosed in the Note 1(c).